INCOME TAX - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Allowance for accounts receivable	¥ 48
Government subsidy	3,643	¥ 4,197
Accrued expenses	26,867	14,024
Asset retirement obligation	8,970	4,412
Net operating loss carry forwards	192,505	170,267
Total gross deferred tax assets	232,033	192,900
Valuation allowance on deferred tax assets	(155,852)	(152,241)	¥ (134,935)	¥ (118,952)
Deferred tax assets, net of valuation allowance	76,181	40,659
Deferred tax liabilities:
Property and equipment	(80,544)	(52,417)
Intangible assets	(116,156)	(82,305)
Prepaid land use rights	(1,653)	(1,693)
Obligation under capital lease and other financing obligations	(12,732)	(14,216)
Total deferred tax liabilities	(211,085)	(150,631)
Net deferred tax liabilities	(134,904)	(109,972)
Analysis as:
Deferred tax assets	36,974	14,305
Deferred tax liabilities	(171,878)	(124,277)
Net deferred tax liabilities	¥ (134,904)	¥ (109,972)